Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		3 Months Ended						6 Months Ended					12 Months Ended
		Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2022		Dec. 31, 2021	Jun. 30, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Sales		$ 302,922			$ 330,393			$ 610,166			$ 654,512
Cost of sales, excluding depletion		74,943			78,445			144,936			157,228
Depletion		65,682			70,308			123,084			140,482
Net earnings		149,074		$ 157,467	166,124		$ 162,002	306,542		$ 426,759	328,126		$ 149,074
Cash Flow From Operations		206,359			216,415			416,899			448,569
Total Assets		6,448,695			5,981,466			6,448,695		$ 6,296,151	5,981,466
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(9,685)			(8,904)			(19,089)			(18,639)
Cash Flow From Operations		(8,379)			(8,573)			(23,506)			(21,236)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(1,389)			(1,357)			(2,811)			(2,930)
Cash Flow From Operations		(1,011)			(978)			(2,088)			(2,207)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		820			3,420			650			3,301
Cash Flow From Operations		(465)			(1,582)			333			307
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(201)			886			(872)			1,388
Cash Flow From Operations		(80)			(21)			(113)			(51)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(13,223)			(15,516)			(35,604)			(28,676)
Cash Flow From Operations		(29,231)			(29,155)			(45,100)			(41,686)
Total Assets		607,217			417,951			607,217			417,951
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(1,608)			(7,978)			(11,509)			(9,608)
Cash Flow From Operations		(18,161)			(16,926)			(18,161)			(16,926)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(1,160)			(1,583)			(1,973)			(2,188)
Cash Flow From Operations		(1,135)			(1,075)			(1,565)			(1,573)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		157,842			162,293			303,517			297,319
Cost of sales, excluding depletion		39,189			40,543			76,321			74,318
Depletion		31,130			35,111			56,165			63,168
Net earnings		87,523			86,639			171,031			159,833
Cash Flow From Operations		118,781			122,186			227,053			223,420
Total Assets		3,599,570			3,345,786			3,599,570			3,345,786
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		90,842			103,039			170,407			195,395
Cost of sales, excluding depletion		20,193			23,613			37,889			44,805
Depletion		16,187			21,411			30,371			40,628
Net earnings		54,462			58,015			102,147			109,962
Cash Flow From Operations		70,649			79,426			132,517			150,590
Total Assets		2,407,579			2,468,716			2,407,579			2,468,716
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[1]	14,780			12,618			21,689			19,306
Cost of sales, excluding depletion	[1]	3,167			2,778			4,651			4,254
Depletion	[1]	8,630			7,115			12,684			10,896
Net earnings	[1]	2,983			2,725			4,354			4,156
Cash Flow From Operations	[1]	11,613			10,262			17,038			15,480
Total Assets	[1]	294,485			310,120			294,485			310,120
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		13,915			4,174			33,555			7,184
Cost of sales, excluding depletion		3,063			947			7,388			1,631
Depletion		2,014			731			4,859			1,259
Net earnings		8,838			2,496			21,308			4,294
Cash Flow From Operations		10,686			3,227			26,168			5,553
Total Assets		98,930			104,310			98,930			104,310
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		13,478	[2]		17,666	[3]		29,275	[2]		26,667	[3]
Cost of sales, excluding depletion		5,243	[2]		5,442	[3]		11,781	[2]		8,565	[3]
Depletion		412	[2]		1,217	[3]		623	[2]		1,217	[3]
Net earnings		7,823	[2]		11,007	[3]		16,871	[2]		16,885	[3]
Cash Flow From Operations		8,529	[2]		12,238	[3]		17,351	[2]		18,093	[3]
Total Assets		419,696	[2]		65,296	[3]		419,696	[2]		65,296	[3]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		19,910			20,167			38,756			38,617
Cost of sales, excluding depletion		6,630			6,925			12,855			13,213
Depletion		2,760			3,615			5,373			6,927
Net earnings		10,520			9,627			20,528			18,477
Cash Flow From Operations		13,280			13,242			25,901			25,404
Total Assets		161,350			175,275			161,350			175,275
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		4,917			4,629			9,835			10,150
Cost of sales, excluding depletion		893			838			1,757			1,850
Depletion		1,127			1,022			2,255			2,241
Net earnings		2,897			2,769			5,823			6,059
Cash Flow From Operations		4,024			3,791			8,078			8,300
Total Assets		217,530			222,069			217,530			222,069
Silver interests [member]
Disclosure of operating segments [line items]
Sales		130,228			149,455			264,560			323,337
Cost of sales, excluding depletion		32,834			34,216			61,149			76,375
Depletion		30,866			30,261			57,427			69,027
Net earnings		66,528			84,978			145,984			177,935
Cash Flow From Operations		97,187			112,456			203,922			246,789
Total Assets		1,644,741			1,758,216			1,644,741			1,758,216
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		11,101			7,865			26,614			16,936
Cost of sales, excluding depletion		3,004			1,777			6,918			3,860
Depletion		3,139			2,230			7,212			4,847
Net earnings		4,958			3,858			12,484			8,229
Cash Flow From Operations		7,784			6,088			19,697			13,076
Total Assets		198,672			212,197			198,672			212,197
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		47,102			49,133			99,829			106,116
Cost of sales, excluding depletion		9,139			7,909			18,679			17,237
Depletion		7,475			6,542			15,276			14,258
Net earnings		30,488			34,682			65,874			74,621
Cash Flow From Operations		37,963			41,223			81,151			88,879
Total Assets		306,742			336,314			306,742			336,314
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		26,448			39,903			61,806			90,485
Cost of sales, excluding depletion		5,206			8,074			12,457			18,065
Depletion		8,308			11,284			18,669			25,817
Net earnings		12,934			20,545			30,680			46,603
Cash Flow From Operations		21,242			31,013			49,001			71,604
Total Assets		561,383			601,117			561,383			601,117
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		45,577	[4]		52,554	[5]		76,311	[6]		109,800	[5]
Cost of sales, excluding depletion		15,485	[4]		16,456	[5]		23,095	[6]		37,213	[5]
Depletion		11,944	[4]		10,205	[5]		16,270	[6]		24,105	[5]
Net earnings		18,148	[4]		25,893	[5]		36,946	[6]		48,482	[5]
Cash Flow From Operations		30,198	[4]		34,132	[5]		54,073	[6]		73,230	[5]
Total Assets		577,944	[4],[6]		608,588	[5]		577,944	[4],[6]		608,588	[5]
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		302,922			330,393			610,166			654,512
Cost of sales, excluding depletion		74,943			78,445			144,936			157,228
Depletion		65,682			70,308			123,084			140,482
Net earnings		162,297			181,640			342,146			356,802
Cash Flow From Operations		235,590			245,570			461,999			490,255
Total Assets		5,841,478			5,563,515			5,841,478			5,563,515
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		7,203			10,822			16,736			23,097
Cost of sales, excluding depletion		1,378			1,946			2,980			4,137
Depletion		1,348			1,712			2,975			3,982
Net earnings		4,477			7,164			10,781			14,978
Cash Flow From Operations		5,825			8,876			13,755			18,960
Total Assets		229,855			237,407			229,855			237,407
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		7,649			7,823			25,353			10,759
Cost of sales, excluding depletion		1,542			1,740			4,486			2,398
Depletion		2,338			3,224			6,517			4,305
Net earnings		3,769			2,859			14,350			4,056
Cash Flow From Operations		13,797			2,052			17,269			1,086
Total Assets		362,460			$ 222,106			362,460			$ 222,106
Platinum Interest [Member] | Marathon [Member]
Disclosure of operating segments [line items]
Total Assets		$ 4,852						$ 4,852

[1]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[2]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex (formerly referred to as Rosemont in these financial statements), Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.
[3]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex gold interest (formerly referred to as Rosemont in these financial statements). On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.
[4]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Neves-Corvo, Aljustrel, Minto, Keno Hill, Cozamin, Marmato and 777 silver interests as well as the non-operating Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), Blackwater and Curipamba silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Alexco elected to temporarily suspend milling operations for five to six months to focus on advancing underground development at Keno Hill.
[5]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto, Keno Hill, 777, Marmato and Cozamin silver interests as well as the non-operating Loma de La Plata, Copper World Complex (formerly referred to as Rosemont in these financial statements) and Pascua-Lama silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On June 22, 2022, Alexco elected to temporarily suspend milling operations for five to six months to focus on advancing underground development at Keno Hill.
[6]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Neves-Corvo, Aljustrel, Minto, Keno Hill, Cozamin, Marmato and 777 silver interests as well as the non-operating Loma de La Plata, Pascua-Lama, Stratoni, Copper World Complex (formerly referred to as Rosemont in these financial statements), Blackwater and Curipamba silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On June 22, 2022, Alexco elected to temporarily suspend milling operations for five to six months to focus on advancing underground development at Keno Hill.